Operating Expense (Tables)	12 Months Ended
Dec. 31, 2019
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income

			Contracted
			research &				Gain /
Operating expenses and other operating		Raw	development activities		Other expenses	Depreciation,	(loss) on disposal of
income (expenses) (in thousands of	Year ended	materials& consumables	conducted by third	Employee	(maintenance, fees, travel,	amortization & impairment	plant & property,
euros)	2017/12/31	used	parties	expenses	taxes)	charges	equipment
Research and development expenses	(54,189)	(2,117)	(35,088)	(7,915)	(7,973)	(1,095)	—
General and administrative expenses	(9,421)	(112)	(7)	(5,491)	(3,374)	(437)	—
Other operating income (expenses)	60	—	—	—	68	—	(8)
TOTAL	(63,550)	(2,229)	(35,095)	(13,406)	(11,280)	(1,532)	(8)

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2018/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(67,024)	(1,724)	(47,659)	(9,431)	(6,502)	(1,707)	—
General and administrative expenses	(9,076)	(126)	(2)	(3,778)	(5,451)	283	—
Marketing and market access expenses	(717)	(4)	—	(416)	(287)	(11)	—
Other operating income and (expenses)	(162)	—	—	—	(164)	—	2
TOTAL	(76,979)	(1,855)	(47,662)	(13,625)	(12,403)	(1,435)	2

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2019/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	(0)	(1,645)	(11,979)	(76)	—
Other operating income (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19

Summary of Employee Expenses and Number of Employees

Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Wages and salaries	(9,267)	(9,012)	(14,018)
Social security costs	(3,996)	(3,722)	(5,171)
Changes in pension provision	135	(104)	(138)
Individual training entitlement	—	—	—
Share-based compensation	(278)	(787)	(1,657)
TOTAL	(13,406)	(13,625)	(20,984)
	Year ended
Number of employees at year-end - detail	2017/12/31	2018/12/31	2019/12/31
Average number of employees	123	135	175
Average age of employees	38 years 4 months	38 years 11 months	37 years 1 month
Number of employees
Research and development	77	84	108
Services related to research and development	15	16	19
Administration and management	33	48	60
Marketing and commercial	—	—	7
TOTAL	125	148	194
Number of employees
Senior staff	92	115	144
Staff	29	30	45
Others (apprentices)	4	3	5
TOTAL	125	148	194
Number of employees
Male	45	57	78
Female	80	91	116
TOTAL	125	148	194